Asbestos (Details 2) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 AUD	Mar. 31, 2011 USD ($)	Mar. 31, 2010 USD ($)
Summary of changes in asbestos liability
Asbestos liability, Beginning balance	$ (1,698.1)	(1,643.1)
Exchange rate, Beginning balance	0.9676	0.9676
Asbestos claims paid	103.5	99.1
Asbestos claims paid, Exchange rate	0.9573	0.9573
AICF claims-handling costs incurred	2.8	2.7	2.2	2.1
AICF claims-handling costs incurred, Exchange rate	0.9573	0.9573
Change in actuarial estimate	(67.8)	(65.2)	9.8	(3.8)
Change in actuarial estimate, Exchange rate	0.9614	0.9614
Change in estimate of AICF claims-handling costs	8.4	8.1	12.2	(1.4)
Change In Estimate Claims Handling Costs Exchange Rate	0.9614	0.9614
Gain (loss) on foreign currency exchange	(11.4)
Asbestos liability, Ending balance	$ (1,662.6)	(1,598.4)	$ (1,698.1)
Exchange rate, Ending balance	0.9614	0.9614	0.9676